UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05430

SSGA FUNDS

(Exact name of registrant as specified in charter)

One Congress Street, Boston, Massachusetts 02114

(Address of principal executive offices) (Zip code)

(Name and Address of Agent for Service)	Copy to:

Andrew J. DeLorme, Esq. Chief Legal Officer c/o SSGA Funds Management, Inc. One Congress Street Boston, Massachusetts 02114	Adam M. Schlichtmann, Esq. Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code: (617) 664-3920

Date of fiscal year end: August 31

Date of reporting period: February 28, 2026

Item 1. Reports to Shareholders.

(a) The Reports to Shareholders are attached herewith.

State Street International Stock Selection Fund

Class A: SSILX

Semi-Annual Shareholder Report

February 28, 2026

This semi-annual shareholder report contains important information about the State Street International Stock Selection Fund (the "Fund") for the period of September 1, 2025 through February 28, 2026. You can find additional information about the Fund at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$65	1.17%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 2/28/2026

  Total Net Assets$245,227,551
  Number of Portfolio Holdings194
  Portfolio Turnover Rate40%

What did the Fund invest in as of 2/28/2026? (as a percentage of total net assets)

Top Ten Countries

Table Summary
Countries	%
Japan	22.9%
United Kingdom	13.4%
United States	9.1%
Germany	7.4%
France	7.0%
Australia	5.8%
Italy	5.0%
Netherlands	3.5%
Spain	2.9%
Israel	2.5%

Top Ten Holdings

Table Summary
Holdings	%
Novartis AG	2.4%
Roche Holding AG	1.8%
ASML Holding NV	1.5%
GSK PLC	1.5%
Enel SpA	1.4%
Barclays PLC	1.3%
Engie SA	1.2%
Deutsche Bank AG	1.2%
Intesa Sanpaolo SpA	1.2%
Deutsche Telekom AG	1.2%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf.

TSR SAR SSILX

State Street International Stock Selection Fund

Class I: SSIPX

Semi-Annual Shareholder Report

February 28, 2026

This semi-annual shareholder report contains important information about the State Street International Stock Selection Fund (the "Fund") for the period of September 1, 2025 through February 28, 2026. You can find additional information about the Fund at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$48	0.85%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 2/28/2026

  Total Net Assets$245,227,551
  Number of Portfolio Holdings194
  Portfolio Turnover Rate40%

What did the Fund invest in as of 2/28/2026? (as a percentage of total net assets)

Top Ten Countries

Table Summary
Countries	%
Japan	22.9%
United Kingdom	13.4%
United States	9.1%
Germany	7.4%
France	7.0%
Australia	5.8%
Italy	5.0%
Netherlands	3.5%
Spain	2.9%
Israel	2.5%

Top Ten Holdings

Table Summary
Holdings	%
Novartis AG	2.4%
Roche Holding AG	1.8%
ASML Holding NV	1.5%
GSK PLC	1.5%
Enel SpA	1.4%
Barclays PLC	1.3%
Engie SA	1.2%
Deutsche Bank AG	1.2%
Intesa Sanpaolo SpA	1.2%
Deutsche Telekom AG	1.2%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf.

TSR SAR SSIPX

State Street International Stock Selection Fund

Class K: SSIQX

Semi-Annual Shareholder Report

February 28, 2026

This semi-annual shareholder report contains important information about the State Street International Stock Selection Fund (the "Fund") for the period of September 1, 2025 through February 28, 2026. You can find additional information about the Fund at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$42	0.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 2/28/2026

  Total Net Assets$245,227,551
  Number of Portfolio Holdings194
  Portfolio Turnover Rate40%

What did the Fund invest in as of 2/28/2026? (as a percentage of total net assets)

Top Ten Countries

Table Summary
Countries	%
Japan	22.9%
United Kingdom	13.4%
United States	9.1%
Germany	7.4%
France	7.0%
Australia	5.8%
Italy	5.0%
Netherlands	3.5%
Spain	2.9%
Israel	2.5%

Top Ten Holdings

Table Summary
Holdings	%
Novartis AG	2.4%
Roche Holding AG	1.8%
ASML Holding NV	1.5%
GSK PLC	1.5%
Enel SpA	1.4%
Barclays PLC	1.3%
Engie SA	1.2%
Deutsche Bank AG	1.2%
Intesa Sanpaolo SpA	1.2%
Deutsche Telekom AG	1.2%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf.

TSR SAR SSIQX

State Street International Stock Selection Fund

Class N: SSAIX

Semi-Annual Shareholder Report

February 28, 2026

This semi-annual shareholder report contains important information about the State Street International Stock Selection Fund (the "Fund") for the period of September 1, 2025 through February 28, 2026. You can find additional information about the Fund at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$56	1.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 2/28/2026

  Total Net Assets$245,227,551
  Number of Portfolio Holdings194
  Portfolio Turnover Rate40%

What did the Fund invest in as of 2/28/2026? (as a percentage of total net assets)

Top Ten Countries

Table Summary
Countries	%
Japan	22.9%
United Kingdom	13.4%
United States	9.1%
Germany	7.4%
France	7.0%
Australia	5.8%
Italy	5.0%
Netherlands	3.5%
Spain	2.9%
Israel	2.5%

Top Ten Holdings

Table Summary
Holdings	%
Novartis AG	2.4%
Roche Holding AG	1.8%
ASML Holding NV	1.5%
GSK PLC	1.5%
Enel SpA	1.4%
Barclays PLC	1.3%
Engie SA	1.2%
Deutsche Bank AG	1.2%
Intesa Sanpaolo SpA	1.2%
Deutsche Telekom AG	1.2%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf.

TSR SAR SSAIX

State Street S&P 500 Index Fund

Class N: SVSPX

Semi-Annual Shareholder Report

February 28, 2026

This semi-annual shareholder report contains important information about the State Street S&P 500 Index Fund (the "Fund") for the period of September 1, 2025 through February 28, 2026. You can find additional information about the Fund at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$8	0.16%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 2/28/2026

  Total Net Assets$1,610,161,757
  Number of Portfolio Holdings506
  Portfolio Turnover Rate1%

What did the Fund invest in as of 2/28/2026? (as a percentage of total net assets)

Top Ten Sectors

Table Summary
Sectors	%
Information Technology	32.4%
Financials	12.5%
Communication Services	10.5%
Consumer Discretionary	10.0%
Health Care	9.9%
Industrials	9.2%
Consumer Staples	5.4%
Energy	3.5%
Utilities	2.5%
Materials	2.1%

Top Ten Holdings

Table Summary
Holdings	%
NVIDIA Corp.	7.3%
Apple, Inc.	6.6%
Microsoft Corp.	5.0%
Amazon.com, Inc.	3.5%
Alphabet, Inc., Class A	3.1%
Broadcom, Inc.	2.6%
Alphabet, Inc., Class C	2.5%
Meta Platforms, Inc., Class A	2.4%
Tesla, Inc.	1.9%
Berkshire Hathaway, Inc., Class B	1.6%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf.

TSR SAR SVSPX

(b) Not applicable to the Registrant.

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments.

(a) Schedules of Investments are included as a part of the Financial Statements filed under Item 7(a) of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The Registrant’s Financial Statements are attached herewith.

(b) The Registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form N-CSR.

Semi-Annual Financial Statements and Other Information
February 28, 2026
SSGA Funds
State Street International Stock Selection Fund
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-647-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (Unaudited) (N-CSR Item 9) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above
Statement Regarding Basis for Approval of Investment Advisory Contract (Unaudited) (N-CSR Item 11) - Not Applicable

STATE STREET INTERNATIONAL STOCK SELECTION FUND
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 96.6%
AUSTRALIA — 5.8%
Aurizon Holdings Ltd.	292,884	$864,988
BHP Group Ltd.	27,067	1,125,107
Brambles Ltd.	126,959	2,265,987
Coles Group Ltd.	36,430	533,026
Downer EDI Ltd.	81,970	501,089
Helia Group Ltd.	180,059	771,397
Perenti Ltd.	235,619	394,044
Perseus Mining Ltd.	240,913	1,028,674
Qantas Airways Ltd.	274,274	1,942,112
Regis Resources Ltd.	107,576	722,693
Scentre Group REIT	95,491	259,593
Service Stream Ltd.	84,218	124,662
Telstra Group Ltd.	686,556	2,530,884
Ventia Services Group Pty. Ltd. (a)	287,273	1,198,006
		14,262,262
AUSTRIA — 0.1%
ANDRITZ AG	3,251	282,534
BELGIUM — 2.0%
Ageas SA	14,042	1,043,638
Anheuser-Busch InBev SA	7,336	596,547
KBC Group NV	16,764	2,273,998
Umicore SA	43,018	915,958
		4,830,141
CHINA — 2.1%
SITC International Holdings Co. Ltd.	580,000	2,474,678
Yangzijiang Shipbuilding Holdings Ltd.	769,800	2,641,262
		5,115,940
DENMARK — 1.4%
AL Sydbank	2,234	199,956
D/S Norden AS	2,914	130,595
Danske Bank AS	49,593	2,588,818
Genmab AS (b)	1,587	463,908
		3,383,277
FINLAND — 1.8%
Nokia OYJ	162,635	1,246,027
Nordea Bank Abp	151,533	2,945,396
Wartsila OYJ Abp	4,747	206,974
		4,398,397
FRANCE — 7.0%
AXA SA	16,450	805,871
BNP Paribas SA	13,371	1,508,821
Carmila SA REIT (b)	43,943	961,615
Cie de Saint-Gobain SA	5,151	524,893
Cie des Alpes	8,358	286,399
Covivio SA REIT	4,247	311,885
Derichebourg SA	44,788	498,785
Eiffage SA	13,435	2,320,896
Engie SA	89,573	3,061,936
Forvia SE (b)	43,747	624,433
Security Description	Shares	Value
Ipsen SA	8,896	$1,735,451
Kaufman & Broad SA	9,048	346,927
Legrand SA	776	141,068
Opmobility	15,279	307,454
Rubis SCA	12,624	546,541
Societe Generale SA	30,820	2,689,753
Valeo SE	3,808	55,299
Vicat SACA	5,470	460,191
		17,188,218
GERMANY — 7.4%
Bayer AG	48,445	2,404,762
Bilfinger SE	7,241	1,019,016
Commerzbank AG	57,130	2,339,042
Deutsche Bank AG	84,683	3,031,362
Deutsche Telekom AG	73,354	2,954,754
Fresenius SE & Co. KGaA	40,161	2,415,421
MBB SE	472	113,774
RWE AG	41,405	2,668,323
Siemens AG	667	194,983
Talanx AG	8,600	1,087,308
		18,228,745
HONG KONG — 1.5%
AIA Group Ltd.	102,200	1,133,901
Hutchison Port Holdings Trust Stapled Security	342,700	77,108
WH Group Ltd. (c)	1,935,500	2,434,404
		3,645,413
IRELAND — 1.1%
AerCap Holdings NV	17,600	2,630,144
ISRAEL — 2.5%
Bank Hapoalim BM	101,483	2,558,942
Bank Leumi Le-Israel BM	104,140	2,518,894
Delek Group Ltd.	1,679	513,787
Plus500 Ltd.	8,399	453,663
		6,045,286
ITALY — 5.0%
Enel SpA	290,872	3,503,621
Intesa Sanpaolo SpA	430,507	2,968,189
OVS SpA (c)	184,946	1,084,794
Ryanair Holdings PLC	66,997	2,170,668
UniCredit SpA	29,774	2,547,453
		12,274,725
IVORY COAST — 0.6%
Endeavour Mining PLC	21,526	1,534,604
JAPAN — 22.9%
Aisin Corp.	141,600	2,520,265
Anritsu Corp.	24,000	465,200
Asahi Kasei Corp.	104,000	1,228,368
Astellas Pharma, Inc.	166,400	2,772,001
Bridgestone Corp.	17,400	422,953
Brother Industries Ltd.	26,200	542,237
Cosmo Energy Holdings Co. Ltd.	19,600	604,573

See accompanying notes to financial statements.

STATE STREET INTERNATIONAL STOCK SELECTION FUND
SCHEDULE OF INVESTMENTS (continued) February 28, 2026 (Unaudited)

Security Description	Shares	Value
Exedy Corp.	8,800	$349,374
FCC Co. Ltd.	40,900	1,012,253
Fuji Corp.	29,500	1,150,607
Fuji Seal International, Inc.	34,500	636,250
Fujitsu Ltd.	3,200	73,522
Hachijuni Nagano Bank Ltd. (a)	5,500	73,238
Hamakyorex Co. Ltd.	36,300	455,828
Inpex Corp.	107,300	2,610,956
JTEKT Corp.	68,500	942,634
Kanamoto Co. Ltd.	3,800	106,093
Kanematsu Corp.	78,700	1,239,475
Kansai Electric Power Co., Inc.	3,000	54,231
Kioxia Holdings Corp. (b)	500	67,909
Kitz Corp.	80,000	1,107,547
Koito Manufacturing Co. Ltd.	33,300	601,539
Komatsu Ltd.	58,500	2,821,890
Lintec Corp.	21,600	755,201
Mabuchi Motor Co. Ltd.	103,700	1,221,836
Max Co. Ltd.	2,500	111,421
Mitsubishi Electric Corp.	61,200	2,347,832
Mitsui & Co. Ltd.	25,100	943,792
Morita Holdings Corp.	7,500	143,694
NGK Insulators Ltd.	42,000	1,233,657
NHK Spring Co. Ltd.	28,600	551,250
Nishio Holdings Co. Ltd.	5,100	151,859
Nomura Holdings, Inc.	292,600	2,721,490
Ono Pharmaceutical Co. Ltd. (a)	39,300	673,056
Osaka Gas Co. Ltd.	54,600	2,278,190
OSG Corp.	25,700	481,613
Otsuka Holdings Co. Ltd.	15,300	1,049,294
Raito Kogyo Co. Ltd.	45,200	1,260,500
Sakata INX Corp. (a)	23,900	410,156
SCREEN Holdings Co. Ltd. (a)	2,300	337,640
Sojitz Corp.	27,000	1,224,090
Sompo Holdings, Inc.	22,900	915,765
Stanley Electric Co. Ltd.	2,300	48,603
Subaru Corp.	93,900	1,783,718
Sumitomo Bakelite Co. Ltd.	29,600	1,140,860
Sumitomo Corp.	16,800	716,796
Sumitomo Electric Industries Ltd.	11,100	737,441
Taisei Corp.	3,000	390,741
TDK Corp.	173,900	2,699,840
Tokyo Century Corp.	22,300	326,007
Tokyo Electron Ltd.	5,200	1,465,450
Toyo Seikan Group Holdings Ltd.	38,700	1,011,085
Toyo Tire Corp.	35,300	1,091,109
Toyota Motor Corp.	64,100	1,570,022
Toyota Tsusho Corp.	1,100	49,222
Tsubakimoto Chain Co.	55,300	947,251
Valor Holdings Co. Ltd.	12,400	298,159
Yokogawa Electric Corp.	7,100	283,927
Yokohama Rubber Co. Ltd.	12,100	610,714
Yurtec Corp.	13,000	269,299
		56,111,523
Security Description	Shares	Value
LUXEMBOURG — 1.1%
ArcelorMittal SA	40,097	$2,628,566
NETHERLANDS — 3.5%
ASML Holding NV	2,518	3,669,697
ING Groep NV	9,403	273,654
Koninklijke BAM Groep NV	53,901	607,916
Koninklijke KPN NV	56,950	323,069
NN Group NV	30,709	2,514,603
SBM Offshore NV	31,933	1,229,310
		8,618,249
SINGAPORE — 1.1%
Hong Leong Asia Ltd.	158,200	403,973
Oversea-Chinese Banking Corp. Ltd.	64,500	1,092,762
STMicroelectronics NV	35,449	1,189,997
		2,686,732
SPAIN — 2.9%
ACS Actividades de Construccion y Servicios SA	19,185	2,484,522
Banco Bilbao Vizcaya Argentaria SA	61,875	1,443,953
Banco Santander SA	218,752	2,788,971
Indra Sistemas SA (a)	3,748	277,897
Prosegur Cia de Seguridad SA	50,491	172,716
Repsol SA	4,072	91,490
		7,259,549
SWEDEN — 2.2%
AcadeMedia AB (c)	11,612	128,242
Attendo AB (c)	70,551	814,327
Loomis AB	22,559	1,143,993
Peab AB Class B	29,980	352,682
Swedbank AB Class A (a)	8,317	320,423
Telefonaktiebolaget LM Ericsson Class B	236,828	2,742,741
		5,502,408
SWITZERLAND — 2.1%
Avolta AG	33,290	2,197,395
EFG International AG	30,707	754,046
Logitech International SA	19,745	1,819,257
Sandoz Group AG	2,592	229,314
Temenos AG	1,816	168,881
		5,168,893
UNITED KINGDOM — 13.4%
AstraZeneca PLC	5,093	1,066,738
Barclays PLC (a)	523,029	3,191,960
British American Tobacco PLC	37,002	2,313,772
Drax Group PLC	81,251	971,247
HSBC Holdings PLC	51,759	972,079
Imperial Brands PLC	53,049	2,377,093
International Consolidated Airlines Group SA Class DI	417,665	2,381,694
Johnson Matthey PLC	33,649	912,384
Keller Group PLC	43,442	1,179,675
Kingfisher PLC	77,961	389,263

See accompanying notes to financial statements.

STATE STREET INTERNATIONAL STOCK SELECTION FUND
SCHEDULE OF INVESTMENTS (continued) February 28, 2026 (Unaudited)

Security Description	Shares	Value
Lloyds Banking Group PLC	2,140,049	$2,954,698
Mitie Group PLC	91,882	223,628
NatWest Group PLC	231,551	1,931,589
OSB Group PLC	69,844	574,635
Polar Capital Holdings PLC	10,919	93,293
Reckitt Benckiser Group PLC	24,126	2,117,274
Serco Group PLC	22,433	91,058
Smith & Nephew PLC	114,804	2,121,926
Standard Chartered PLC	70,212	1,733,461
Tesco PLC	414,958	2,687,604
Vodafone Group PLC	1,684,271	2,598,931
		32,884,002
UNITED STATES — 9.1%
Aegon Ltd.	199,858	1,519,404
AP Moller - Maersk AS Class A	27	66,181
AP Moller - Maersk AS Class B	367	909,723
BP PLC	308,400	1,985,187
GSK PLC	121,201	3,595,039
Holcim AG	30,241	2,787,907
Nestle SA	5,034	549,854
Novartis AG	34,478	5,852,089
Roche Holding AG	9,394	4,484,097
Roche Holding AG Class BR, Bearer Shares	251	124,512
Sanofi SA	2,189	212,612
Shell PLC	6,206	257,054
		22,343,659
TOTAL COMMON STOCKS (Cost $175,597,633)		237,023,267
RIGHTS — 0.0% *
SWEDEN — 0.0% *
AcadeMedia AB (expiring 03/05/26) (b) (Cost $1,272)	11,612	721
SHORT-TERM INVESTMENTS — 4.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.67% (d) (e)	6,942,473	6,942,473
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (f) (g)	4,545,078	$4,545,078
TOTAL SHORT-TERM INVESTMENTS (Cost $11,487,551)		11,487,551
TOTAL INVESTMENTS — 101.3% (Cost $187,086,456)		248,511,539
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.3)%		(3,283,988)
NET ASSETS — 100.0%		$245,227,551
(a)	All or a portion of the shares of the security are on loan at February 28, 2026.
(b)	Non-income producing security.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.8% of net assets as of February 28, 2026, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended February 28, 2026 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at February 28, 2026.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended February 28, 2026 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.
Abbreviations:
REIT	Real Estate Investment Trust

At February 28, 2026, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Index (long)	40	03/20/2026	$6,156,090	$6,330,115	$174,025
During the period ended February 28, 2026, the average notional value related to futures contracts was $4,463,217.
See accompanying notes to financial statements.

STATE STREET INTERNATIONAL STOCK SELECTION FUND
SCHEDULE OF INVESTMENTS (continued) February 28, 2026 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of February 28, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$237,023,267	$—	$—	$237,023,267
Rights	721	—	—	721
Short-Term Investments	11,487,551	—	—	11,487,551
TOTAL INVESTMENTS	$248,511,539	$—	$—	$248,511,539
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$174,025	$—	$—	$174,025
TOTAL OTHER FINANCIAL INSTRUMENTS:	$174,025	$—	$—	$174,025
Affiliate Table
	Number of Shares Held at 8/31/25	Value at 8/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 2/28/26	Value at 2/28/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	5,529,029	$5,529,029	$34,069,289	$32,655,845	$—	$—	6,942,473	$6,942,473	$98,824
State Street Navigator Securities Lending Portfolio II	4,505,110	4,505,110	30,405,532	30,365,564	—	—	4,545,078	4,545,078	7,060
Total		$10,034,139	$64,474,821	$63,021,409	$—	$—		$11,487,551	$105,884
See accompanying notes to financial statements.

STATE STREET INTERNATIONAL STOCK SELECTION FUND
Statement of Assets and Liabilities
February 28, 2026 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value*	$237,023,988
Investments in affiliated issuers, at value	11,487,551
Total Investments	248,511,539
Foreign currency, at value	879,451
Receivable from broker — variation margin on open futures contracts	174,110
Receivable for fund shares sold	69,146
Dividends receivable — unaffiliated issuers	344,448
Dividends receivable — affiliated issuers	19,230
Securities lending income receivable — unaffiliated issuers	213
Securities lending income receivable — affiliated issuers	595
Net receivable for foreign taxes recoverable	636,489
Prepaid expenses and other assets	1,273
TOTAL ASSETS	250,636,494
LIABILITIES
Due to broker	5,837
Payable upon return of securities loaned	4,545,078
Payable for fund shares repurchased	608,151
Advisory fee payable	80,992
Custodian fees payable	63,499
Administration fees payable	7,598
Shareholder servicing fee payable	3,092
Distribution fees payable	30,426
Trustees’ fees and expenses payable	1,545
Transfer agent fees payable	11,401
Sub-transfer agent fee payable	857
Registration and filing fees payable	11,967
Professional fees payable	24,766
Printing and postage fees payable	8,698
Accrued expenses and other liabilities	5,036
TOTAL LIABILITIES	5,408,943
NET ASSETS	$245,227,551
NET ASSETS CONSIST OF:
Paid-in capital	$182,020,646
Total distributable earnings (loss)	63,206,905
NET ASSETS	$245,227,551
Class A
Net Assets	$972,213
Shares Outstanding	58,622
Net asset value, offering and redemption price per share	$16.58
Maximum sales charge	5.25%
Maximum offering price per share	$17.50
Class I
Net Assets	$7,137,467
Shares Outstanding	445,775
Net asset value, offering and redemption price per share	$16.01
Class K
Net Assets	$54,536,308
Shares Outstanding	3,404,731
Net asset value, offering and redemption price per share	$16.02
Class N
Net Assets	$182,581,563
Shares Outstanding	11,363,337
Net asset value, offering and redemption price per share	$16.07
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$175,598,905
Investments in affiliated issuers	11,487,551
Total cost of investments	$187,086,456
Foreign currency, at cost	$879,898
* Includes investments in securities on loan, at value	$4,932,665
See accompanying notes to financial statements.

STATE STREET INTERNATIONAL STOCK SELECTION FUND
Statement of Operations
For the Six Months Ended February 28, 2026 (Unaudited)

INVESTMENT INCOME
Interest income — unaffiliated issuers	$2,081
Dividend income — unaffiliated issuers	2,051,703
Dividend income — affiliated issuers	98,824
Unaffiliated securities lending income	1,703
Affiliated securities lending income	7,060
Foreign taxes withheld	(158,389)
TOTAL INVESTMENT INCOME (LOSS)	2,002,982
EXPENSES
Advisory fee	754,754
Administration fees	50,317
Shareholder servicing fees
Class N	16,579
Distribution fees
Class A	1,018
Class N	162,190
Custodian fees	42,205
Trustees’ fees and expenses	13,286
Transfer agent fees	19,756
Class A	711
Class I	2,325
Registration and filing fees	44,584
Professional fees and expenses	18,577
Printing and postage fees	5,764
Insurance expense	248
Miscellaneous expenses	8,997
TOTAL EXPENSES	1,141,311
Expenses waived/reimbursed by the Adviser	(203,734)
NET EXPENSES	937,577
NET INVESTMENT INCOME (LOSS)	$1,065,405
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	14,522,467
Foreign currency transactions	(9,527)
Futures contracts	448,023
Net realized gain (loss)	14,960,963
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	31,458,212
Foreign currency translations	5,870
Futures contracts	148,711
Net change in unrealized appreciation/depreciation	31,612,793
NET REALIZED AND UNREALIZED GAIN (LOSS)	46,573,756
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$47,639,161
See accompanying notes to financial statements.

STATE STREET INTERNATIONAL STOCK SELECTION FUND
Statements of Changes in Net Assets

	Six Months Ended 2/28/26 (Unaudited)	Year Ended 8/31/25
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,065,405	$3,786,406
Net realized gain (loss)	14,960,963	17,464,470
Net change in unrealized appreciation/depreciation	31,612,793	10,341,676
Net increase (decrease) in net assets resulting from operations	47,639,161	31,592,552
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(74,268)	(4,959)
Class I	(449,869)	(111,914)
Class K	(4,957,265)	(1,651,465)
Class N	(13,300,808)	(2,776,249)
Total distributions to shareholders	(18,782,210)	(4,544,587)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Class A
Proceeds from shares sold	120,879	544,345
Reinvestment of distributions	74,267	4,959
Cost of shares redeemed	(12,998)	(81,828)
Net increase (decrease) from capital share transactions	182,148	467,476
Class I
Proceeds from shares sold	2,255,084	2,651,381
Reinvestment of distributions	446,189	111,481
Cost of shares redeemed	(784,072)	(2,300,651)
Net increase (decrease) from capital share transactions	1,917,201	462,211
Class K
Proceeds from shares sold	6,620,127	22,739,892
Reinvestment of distributions	4,952,045	1,651,465
Cost of shares redeemed	(11,980,883)	(33,152,079)
Net increase (decrease) from capital share transactions	(408,711)	(8,760,722)
Class N
Proceeds from shares sold	36,819,756	38,825,159
Reinvestment of distributions	13,177,655	2,745,752
Cost of shares redeemed	(15,775,794)	(19,968,600)
Net increase (decrease) from capital share transactions	34,221,617	21,602,311
Net increase (decrease) in net assets from beneficial interest transactions	35,912,255	13,771,276
Net increase (decrease) in net assets during the period	64,769,206	40,819,241
Net assets at beginning of period	180,458,345	139,639,104
NET ASSETS AT END OF PERIOD	$245,227,551	$180,458,345
SHARES OF BENEFICIAL INTEREST:
Class A
Shares sold	8,060	41,633
Reinvestment of distributions	5,028	440
Shares redeemed	(833)	(5,989)
Net increase (decrease) from capital share transactions	12,255	36,084
Class I
Shares sold	145,699	212,526
Reinvestment of distributions	31,312	10,237
Shares redeemed	(52,226)	(179,575)
Net increase (decrease) from capital share transactions	124,785	43,188
Class K
Shares sold	454,245	1,894,598
Reinvestment of distributions	347,268	151,650
Shares redeemed	(798,287)	(2,738,922)
Net increase (decrease) from capital share transactions	3,226	(692,674)
Class N
Shares sold	2,473,453	3,016,471
Reinvestment of distributions	920,870	251,212
Shares redeemed	(1,068,699)	(1,617,731)
Net increase (decrease) from capital share transactions	2,325,624	1,649,952
See accompanying notes to financial statements.

STATE STREET INTERNATIONAL STOCK SELECTION FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Class A
	Six Months Ended 2/28/26 (Unaudited)	Year Ended 8/31/25	Year Ended 8/31/24	Year Ended 8/31/23	Year Ended 8/31/22	Year Ended 8/31/21
Net asset value, beginning of period	$14.51	$12.22	$10.41	$9.11	$11.84	$9.46
Income (loss) from investment operations:
Net investment income (loss) (a)(b)	0.06	0.32	0.26	0.17	0.32	0.25
Net realized and unrealized gain (loss)	3.42	2.36	1.78	1.16	(2.57)	2.31
Total from investment operations	3.48	2.68	2.04	1.33	(2.25)	2.56
Distributions to shareholders from:
Net investment income	(0.94)	(0.39)	(0.23)	(0.03)	(0.48)	(0.18)
Net realized gains	(0.47)	—	—	—	—	—
Total distributions	(1.41)	(0.39)	(0.23)	(0.03)	(0.48)	(0.18)
Net asset value, end of period	$16.58	$14.51	$12.22	$10.41	$9.11	$11.84
Total return (c)	25.14%	22.83%	19.89%	14.68%	(19.76)%	27.33%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$972	$673	$126	$95	$3,725	$4,642
Ratios to Average Net Assets:
Total expenses (b)	1.38%(d)	1.42%	1.49%	1.67%	1.44%	1.55%
Net expenses (b)	1.17%(d)	1.18%	1.24%	1.43%	1.20%	1.29%
Net investment income (loss) (b)	0.82%(d)	2.49%	2.40%	1.87%	3.05%	2.30%
Portfolio turnover rate	40%(e)	131%	98%	106%	120%	111%
(a)	Average daily shares outstanding were used for this calculation.
(b)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.

STATE STREET INTERNATIONAL STOCK SELECTION FUND
FINANCIAL HIGHLIGHTS (continued) Selected data for a share outstanding throughout each period

	Class I
	Six Months Ended 2/28/26 (Unaudited)	Year Ended 8/31/25	Year Ended 8/31/24	Year Ended 8/31/23	Year Ended 8/31/22	Year Ended 8/31/21
Net asset value, beginning of period	$14.07	$11.85	$10.43	$9.17	$11.93	$9.51
Income (loss) from investment operations:
Net investment income (loss) (a)(b)	0.09	0.34	0.30	0.34	0.37	0.31
Net realized and unrealized gain (loss)	3.30	2.30	1.73	1.27	(2.59)	2.32
Total from investment operations	3.39	2.64	2.03	1.61	(2.22)	2.63
Distributions to shareholders from:
Net investment income	(0.98)	(0.42)	(0.61)	(0.35)	(0.54)	(0.21)
Net realized gains	(0.47)	—	—	—	—	—
Total distributions	(1.45)	(0.42)	(0.61)	(0.35)	(0.54)	(0.21)
Net asset value, end of period	$16.01	$14.07	$11.85	$10.43	$9.17	$11.93
Total return (c)	25.42%	23.20%	20.44%	17.82%	(19.47)%	27.94%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$7,137	$4,515	$3,291	$2,456	$2,604	$3,419
Ratios to Average Net Assets:
Total expenses (b)	1.05%(d)	1.05%	1.09%	1.11%	1.04%	1.11%
Net expenses (b)	0.85%(d)	0.82%	0.84%	0.87%	0.81%	0.85%
Net investment income (loss) (b)	1.17%(d)	2.76%	2.81%	3.42%	3.46%	2.88%
Portfolio turnover rate	40%(e)	131%	98%	106%	120%	111%
(a)	Average daily shares outstanding were used for this calculation.
(b)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.

STATE STREET INTERNATIONAL STOCK SELECTION FUND
FINANCIAL HIGHLIGHTS (continued) Selected data for a share outstanding throughout each period

	Class K
	Six Months Ended 2/28/26 (Unaudited)	Year Ended 8/31/25	Year Ended 8/31/24	Year Ended 8/31/23	Year Ended 8/31/22	Year Ended 8/31/21
Net asset value, beginning of period	$14.07	$11.85	$10.43	$9.17	$11.93	$9.52
Income (loss) from investment operations:
Net investment income (loss) (a)(b)	0.09	0.35	0.31	0.36	0.35	0.32
Net realized and unrealized gain (loss)	3.31	2.30	1.73	1.25	(2.57)	2.31
Total from investment operations	3.40	2.65	2.04	1.61	(2.22)	2.63
Distributions to shareholders from:
Net investment income	(0.98)	(0.43)	(0.62)	(0.35)	(0.54)	(0.22)
Net realized gains	(0.47)	—	—	—	—	—
Total distributions	(1.45)	(0.43)	(0.62)	(0.35)	(0.54)	(0.22)
Net asset value, end of period	$16.02	$14.07	$11.85	$10.43	$9.17	$11.93
Total return (c)	25.44%	23.38%	20.45%	18.01%	(19.42)%	27.97%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$54,536	$47,857	$48,521	$45,320	$66,731	$76,748
Ratios to Average Net Assets:
Total expenses (b)	0.95%(d)	0.99%	1.00%	0.99%	0.98%	1.01%
Net expenses (b)	0.75%(d)	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income (loss) (b)	1.25%(d)	2.90%	2.87%	3.70%	3.25%	2.93%
Portfolio turnover rate	40%(e)	131%	98%	106%	120%	111%
(a)	Average daily shares outstanding were used for this calculation.
(b)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.

STATE STREET INTERNATIONAL STOCK SELECTION FUND
FINANCIAL HIGHLIGHTS (continued) Selected data for a share outstanding throughout each period

	Class N
	Six Months Ended 2/28/26 (Unaudited)	Year Ended 8/31/25	Year Ended 8/31/24	Year Ended 8/31/23	Year Ended 8/31/22	Year Ended 8/31/21
Net asset value, beginning of period	$14.10	$11.87	$10.45	$9.18	$11.94	$9.53
Income (loss) from investment operations:
Net investment income (loss) (a)(b)	0.07	0.30	0.29	0.33	0.35	0.29
Net realized and unrealized gain (loss)	3.32	2.33	1.72	1.27	(2.60)	2.32
Total from investment operations	3.39	2.63	2.01	1.60	(2.25)	2.61
Distributions to shareholders from:
Net investment income	(0.95)	(0.40)	(0.59)	(0.33)	(0.51)	(0.20)
Net realized gains	(0.47)	—	—	—	—	—
Total distributions	(1.42)	(0.40)	(0.59)	(0.33)	(0.51)	(0.20)
Net asset value, end of period	$16.07	$14.10	$11.87	$10.45	$9.18	$11.94
Total return (c)	25.28%	23.09%	20.09%	17.79%	(19.61)%	27.63%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$182,582	$127,414	$87,702	$86,241	$86,569	$117,474
Ratios to Average Net Assets:
Total expenses (b)	1.20%(d)	1.24%	1.25%	1.24%	1.23%	1.26%
Net expenses (b)	1.00%(d)	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss) (b)	0.99%(d)	2.48%	2.64%	3.34%	3.25%	2.64%
Portfolio turnover rate	40%(e)	131%	98%	106%	120%	111%
(a)	Average daily shares outstanding were used for this calculation.
(b)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.

SSGA FUNDS
STATE STREET INTERNATIONAL STOCK SELECTION FUND
Notes to Financial Statements — February 28, 2026 (Unaudited)

1.    Organization
The SSGA Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), is an open-end management investment company.
As of February 28, 2026, the Trust consists of two (2) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board” and each member thereof, a “Trustee”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.001 par value. The financial statements herein relate to the following series (the “Fund”):
Fund	Classes	Commencement of Operations	Diversification Classification
State Street International Stock Selection Fund	Class A Class I Class K Class N	July 7, 2014 July 7, 2014 July 7, 2014 March 7, 1995	Diversified
Class A shares are available to the general public for investment through transaction-based financial intermediaries. Class A shares impose a sales charge (as a percentage of offering price) and may be subject to a 1.00% contingent deferred sales charge (“CDSC”) if no initial sales charge was paid at the time of purchase of an investment of $1,000,000 or more and the shares are redeemed within 18 months of purchase. Class I, Class K and Class N shares are sold without a sales charge and only to certain eligible investors.
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Segment Reporting
The Fund has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through the Fund's investments in accordance with its investment objective. The Fund's chief operating decision maker (“CODM”) is the President of the Trust. The CODM assesses performance based on the Fund's Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. The Fund's Total Return is utilized by the CODM to compare results, including the impact of the Fund's costs, to the Fund's competitors and to the Fund’s benchmark index.
3.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.

SSGA FUNDS
STATE STREET INTERNATIONAL STOCK SELECTION FUND (continued) Notes to Financial Statements — February 28, 2026 (Unaudited)

Valuation techniques used to value the Fund's investments by major category are as follows:
•  Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of the Fund’s portfolio securities to no longer reflect their value at the time of the Fund’s net asset value calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy.
Various inputs are used in determining the value of the Fund's investments.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of February 28, 2026 is disclosed in the Fund’s Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.

SSGA FUNDS
STATE STREET INTERNATIONAL STOCK SELECTION FUND (continued) Notes to Financial Statements — February 28, 2026 (Unaudited)

Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
Non-cash dividends received in the form of stock are recorded as dividend income at fair value. Distributions received by the Fund may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust. Class specific expenses are borne by each class.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of February 28, 2026, if any, are disclosed in the Fund's Statement of Assets and Liabilities.
As a result of several court cases, in certain countries across the European Union ("EU"), the Fund filed for additional tax reclaims for previously withheld taxes on dividends earned in those countries. These additional filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for such EU reclaims is reflected in the Statement of Operations. When uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements.
For U.S. income tax purposes, EU reclaims received by the Fund, if any, during a fiscal year reduce the amounts of foreign taxes that the Fund passes through to its shareholders for their use as foreign tax credits on their individual income tax returns. In the event that EU reclaims received by the Fund during the fiscal year exceed foreign withholding taxes paid, and the Fund previously passed through those refunded EU taxes to its shareholders for their use as foreign tax credits on prior year individual income tax returns the Fund will enter into a closing agreement with the Internal Revenue Service (the "IRS") in order to pay the associated tax liability on behalf of the Fund's shareholders, payable by the Fund to the IRS as a compliance fee.
Distributions
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

SSGA FUNDS
STATE STREET INTERNATIONAL STOCK SELECTION FUND (continued) Notes to Financial Statements — February 28, 2026 (Unaudited)

4.    Derivative Financial Instruments
Futures Contracts
The Fund may enter into futures contracts to meet the Fund's objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is included in Net cash at broker on the Statement of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended February 28, 2026, the Fund entered into futures contracts in order to equitize cash.
The following tables summarize the value of the Fund's derivative instruments as of February 28, 2026, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street International Stock Selection Fund
Futures Contracts	$—	$—	$—	$174,110	$—	$174,110
	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street International Stock Selection Fund
Futures Contracts	$—	$—	$—	$448,023	$—	$448,023
	Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street International Stock Selection Fund
Futures Contracts	$—	$—	$—	$148,711	$—	$148,711
5.    Fees and Transactions with Affiliates
Advisory Fees
SSGA FM manages the Fund pursuant to an Investment Advisory Agreement between the Trust and the Adviser. The Adviser is a wholly-owned subsidiary of State Street Global Advisors, Inc., which itself is a wholly owned subsidiary of State Street Corporation. The Adviser and other advisory affiliates of State Street Corporation make up State Street Investment Management, the investment management arm of State Street Corporation and its affiliated companies. The Adviser directs the investments of the Fund in accordance with its investment objectives, policies and limitations. For its services, the Fund pays the Adviser a management fee at an annual rate of 0.75% of its average daily net assets. The fees are accrued daily and paid monthly.

SSGA FUNDS
STATE STREET INTERNATIONAL STOCK SELECTION FUND (continued) Notes to Financial Statements — February 28, 2026 (Unaudited)

The Adviser is contractually obligated until December 31, 2026 to waive up to the full amount of its management fee and/or to reimburse the Fund for expenses to the extent that total annual Fund operating expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees and expenses, and distribution, shareholder servicing and sub-transfer agency fees) exceed 0.75% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to December 31, 2026 except with the approval of the Board. During the period ended February 28, 2026, SSGA FM agreed to reimburse fees of $193,671.
Administrator, Sub-Administrator and Custodian Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian and sub-administrator. For its administrative services, the Fund pays SSGA FM a fee at an annual rate of 0.05% of its average daily net assets. The fees are accrued daily and paid monthly. SSGA FM has contractually agreed to waive 0.01% of its administration fee. The waiver may not be terminated or modified except with the approval of the Board and shall continue until at least December 31, 2026. For the period ended February 28, 2026, SSGA FM waived fees in the amount of $10,063.
The Adviser and the Fund each bear a portion of the fee paid to State Street for providing sub-administration and custodian services with respect to the Fund.
Distribution and Shareholder Servicing Fees
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”) an affiliate of the Adviser, serves as the distributor of the Trust.
The Fund adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, under which the Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s Class A and Class N shares and for services provided to shareholders in those classes (the “Plan”).
The Plan calls for payments at an annual rate (based on average daily net assets) of 0.25% of the Fund’s net assets attributable to its Class A shares and 0.25% of the Fund’s net assets attributable to its Class N shares. In addition to payments under the Plan, the Fund may reimburse the Distributor or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Fund, acts as the securities lending agent for the Fund, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers are paid as follows: If the calendar year to date net proceeds are below a specified threshold across participating affiliated funds, the Fund retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, the Fund retains ninety percent (90%) of the net proceeds and ten percent (10%) of such net proceeds is payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 9 for additional information regarding securities lending.
Other Transactions with Affiliates
The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended February 28, 2026 are disclosed in the Fund's Schedule of Investments.
6.    Trustees’ Fees
The fees and expenses of the Trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

SSGA FUNDS
STATE STREET INTERNATIONAL STOCK SELECTION FUND (continued) Notes to Financial Statements — February 28, 2026 (Unaudited)

7.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, derivative contracts and short term investments) for the period ended February 28, 2026 were as follows:
	Purchases	Sales
State Street International Stock Selection Fund	$92,750,721	$79,126,117
8.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of August 31, 2025, SSGA FM has analyzed the Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of February 28, 2026, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street International Stock Selection Fund	$187,794,246	$62,152,136	$1,260,818	$60,891,318
9.    Securities Lending
The Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Fund will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, the Fund will bear the risk of loss of any cash collateral that it may invest. The Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, the Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of February 28, 2026, and the value of the invested cash collateral are disclosed in the Fund's Statement of Assets and Liabilities. Non-cash collateral is not disclosed in the Fund's Statement of Assets and Liabilities as it is held by the lending agent on behalf of the Fund, and the Fund does not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Fund's Statement of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.

SSGA FUNDS
STATE STREET INTERNATIONAL STOCK SELECTION FUND (continued) Notes to Financial Statements — February 28, 2026 (Unaudited)

The following is a summary of the Fund's securities lending agreements and related cash and non-cash collateral received as of February 28, 2026:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
State Street International Stock Selection Fund	$ 4,932,665	$ 4,545,078	$ 757,392	$ 5,302,470
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of February 28, 2026:
		Remaining Contractual Maturity of the Agreements as of February 28, 2026
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street International Stock Selection Fund	Common Stocks	$4,545,078	$—	$—	$—	$4,545,078	$4,545,078
10.    Line of Credit
The Fund and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $210 million of a $1.425 billion ($194.29 million of $1.36 billion prior to October 2, 2025) revolving credit facility, provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2026 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate and the one-month SOFR Rate.
The Fund had no outstanding loans as of February 28, 2026.
11.    Risks
Concentration Risk
As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund's investments more than if the Fund was more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Fund invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Credit Risk
The Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

SSGA FUNDS
STATE STREET INTERNATIONAL STOCK SELECTION FUND (continued) Notes to Financial Statements — February 28, 2026 (Unaudited)

Market Risk
The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Fund and its investments.
New or escalation of hostilities in the Middle East region could disrupt energy production or transportation, including through key shipping routes, which may lead to increased volatility in energy and other commodity prices. The extent and duration of these conflicts, and others around the world, are impossible to predict but could continue to be significant. Market disruption caused by these conflicts, and any countermeasures or responses thereto (including international sanctions, a downgrade in a country's credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact a Fund's performance.
12.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

Semi-Annual Financial Statements and Other Information
February 28, 2026
SSGA Funds
State Street S&P 500 Index Fund
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-647-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (Unaudited) (N-CSR Item 9) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above
Statement Regarding Basis for Approval of Investment Advisory Contract (Unaudited) (N-CSR Item 11) - Not Applicable

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.0%
COMMUNICATION SERVICES — 10.5%
Alphabet, Inc. Class A	159,177	$49,625,021
Alphabet, Inc. Class C	127,198	39,613,273
AT&T, Inc.	192,641	5,395,874
Charter Communications, Inc. Class A (a)	2,420	567,805
Comcast Corp. Class A	100,187	3,101,789
Electronic Arts, Inc.	6,129	1,229,294
Fox Corp. Class A	5,616	316,405
Fox Corp. Class B	2,900	150,017
Live Nation Entertainment, Inc. (a)	4,400	713,416
Match Group, Inc.	7,587	239,749
Meta Platforms, Inc. Class A	59,723	38,711,254
Netflix, Inc. (a)	116,180	11,181,163
News Corp. Class A	10,861	263,814
News Corp. Class B (b)	3,800	101,764
Omnicom Group, Inc.	9,404	802,067
Paramount Skydance Corp. Class B	7,358	99,407
Take-Two Interactive Software, Inc. (a)	4,594	971,539
TKO Group Holdings, Inc.	2,000	447,740
T-Mobile U.S., Inc.	13,385	2,905,750
Trade Desk, Inc. Class A (a)	13,100	312,042
Verizon Communications, Inc.	116,164	5,824,463
Walt Disney Co.	49,218	5,219,077
Warner Bros Discovery, Inc. (a)	66,333	1,868,601
		169,661,324
CONSUMER DISCRETIONARY — 10.0%
Airbnb, Inc. Class A (a)	11,700	1,580,787
Amazon.com, Inc. (a)	266,208	55,903,680
Aptiv PLC (a)	6,403	470,877
AutoZone, Inc. (a)	441	1,656,211
Best Buy Co., Inc.	5,145	318,836
Booking Holdings, Inc.	888	3,764,543
Carnival Corp.	28,449	897,566
Carvana Co. (a)	3,920	1,309,907
Chipotle Mexican Grill, Inc. (a)	36,500	1,358,530
Darden Restaurants, Inc.	3,340	714,259
Deckers Outdoor Corp. (a)	4,300	504,261
Domino's Pizza, Inc.	931	374,737
DoorDash, Inc. Class A (a)	10,200	1,799,994
DR Horton, Inc.	7,836	1,256,816
eBay, Inc.	12,692	1,153,195
Expedia Group, Inc.	3,075	663,247
Ford Motor Co.	109,631	1,544,701
Garmin Ltd.	4,299	1,086,916
General Motors Co.	25,941	2,041,816
Genuine Parts Co.	3,420	407,869
Hasbro, Inc.	4,232	421,465
Hilton Worldwide Holdings, Inc.	6,383	1,990,092
Home Depot, Inc.	27,207	10,358,249
Las Vegas Sands Corp.	8,205	465,388
Security Description	Shares	Value
Lennar Corp. Class A	6,315	$722,183
Lowe's Cos., Inc.	15,443	4,085,754
Lululemon Athletica, Inc. (a)	2,700	499,959
Marriott International, Inc. Class A	5,966	2,038,761
McDonald's Corp.	19,429	6,626,455
MGM Resorts International (a)	5,184	191,082
NIKE, Inc. Class B	31,626	1,966,505
Norwegian Cruise Line Holdings Ltd. (a)	13,900	344,581
NVR, Inc. (a)	80	601,423
O'Reilly Automotive, Inc. (a)	23,190	2,177,077
Pool Corp.	965	219,229
PulteGroup, Inc.	5,352	734,294
Ralph Lauren Corp.	1,196	433,670
Ross Stores, Inc.	8,934	1,837,188
Royal Caribbean Cruises Ltd.	6,797	2,113,595
Starbucks Corp.	31,369	3,074,789
Tapestry, Inc.	5,781	898,772
Tesla, Inc. (a)	77,035	31,007,358
TJX Cos., Inc.	30,324	4,902,178
Tractor Supply Co.	14,765	765,417
Ulta Beauty, Inc. (a)	1,249	855,303
Williams-Sonoma, Inc.	3,400	699,210
Wynn Resorts Ltd.	1,991	215,406
Yum! Brands, Inc.	7,449	1,252,624
		160,306,755
CONSUMER STAPLES — 5.4%
Altria Group, Inc.	46,941	3,240,807
Archer-Daniels-Midland Co.	13,061	901,731
Brown-Forman Corp. Class B (b)	5,827	168,167
Bunge Global SA	3,300	398,145
Campbell's Co.	6,461	174,124
Church & Dwight Co., Inc.	6,103	639,961
Clorox Co.	3,498	444,806
Coca-Cola Co.	105,833	8,631,739
Colgate-Palmolive Co.	22,362	2,216,969
Conagra Brands, Inc.	14,679	282,571
Constellation Brands, Inc. Class A	4,076	643,437
Costco Wholesale Corp.	12,111	12,241,678
Dollar General Corp.	6,174	964,626
Dollar Tree, Inc. (a)	5,479	692,984
Estee Lauder Cos., Inc. Class A	6,164	674,773
General Mills, Inc.	14,895	673,701
Hershey Co.	4,006	946,538
Hormel Foods Corp.	7,898	202,189
J.M. Smucker Co.	3,055	354,227
Kenvue, Inc.	49,063	938,085
Keurig Dr. Pepper, Inc.	36,989	1,120,027
Kimberly-Clark Corp.	9,547	1,063,918
Kraft Heinz Co.	22,051	542,675
Kroger Co.	17,342	1,183,418
Lamb Weston Holdings, Inc.	3,800	183,122
McCormick & Co., Inc.	6,922	491,739

See accompanying notes to financial statements.
1

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS (continued) February 28, 2026 (Unaudited)

Security Description	Shares	Value
Molson Coors Beverage Co. Class B	4,209	$206,199
Mondelez International, Inc. Class A	36,110	2,223,654
Monster Beverage Corp. (a)	19,610	1,672,733
PepsiCo, Inc.	37,545	6,372,888
Philip Morris International, Inc.	42,485	7,937,472
Procter & Gamble Co.	63,836	10,673,379
Sysco Corp.	13,341	1,216,166
Target Corp.	12,636	1,437,850
Tyson Foods, Inc. Class A	7,949	516,605
Walmart, Inc.	120,333	15,396,607
		87,669,710
ENERGY — 3.5%
APA Corp.	9,509	288,788
Baker Hughes Co.	27,398	1,787,993
Chevron Corp.	52,148	9,739,161
ConocoPhillips	33,348	3,783,664
Coterra Energy, Inc.	21,852	668,453
Devon Energy Corp.	17,686	769,872
Diamondback Energy, Inc.	5,266	916,705
EOG Resources, Inc.	14,323	1,777,198
EQT Corp.	16,995	1,043,833
Expand Energy Corp.	6,400	690,688
Exxon Mobil Corp.	115,446	17,605,515
Halliburton Co.	20,980	755,280
Kinder Morgan, Inc.	53,955	1,795,083
Marathon Petroleum Corp.	7,975	1,580,725
Occidental Petroleum Corp.	19,460	1,032,937
ONEOK, Inc.	16,666	1,379,445
Phillips 66 Co.	10,992	1,696,395
SLB Ltd.	40,874	2,098,471
Targa Resources Corp.	5,804	1,368,583
Texas Pacific Land Corp.	1,560	817,892
Valero Energy Corp.	8,575	1,754,788
Williams Cos., Inc.	33,694	2,517,616
		55,869,085
FINANCIALS — 12.5%
Aflac, Inc.	12,968	1,464,476
Allstate Corp.	6,867	1,473,109
American Express Co.	14,772	4,563,071
American International Group, Inc.	14,846	1,194,955
Ameriprise Financial, Inc.	2,536	1,192,224
Aon PLC Class A	5,788	1,941,700
Apollo Global Management, Inc.	12,900	1,349,340
Arch Capital Group Ltd. (a)	10,164	1,017,925
ARES Management Corp. Class A	5,700	638,457
Arthur J Gallagher & Co.	6,835	1,559,747
Assurant, Inc.	1,504	345,303
Bank of America Corp.	183,506	9,144,104
Bank of New York Mellon Corp.	19,509	2,323,522
Berkshire Hathaway, Inc. Class B (a)	50,091	25,293,450
Security Description	Shares	Value
Blackrock, Inc.	3,924	$4,172,115
Blackstone, Inc.	19,976	2,264,679
Block, Inc. (a)	15,300	974,610
Brown & Brown, Inc.	8,179	587,416
Capital One Financial Corp.	17,289	3,382,420
Cboe Global Markets, Inc.	2,959	886,871
Charles Schwab Corp.	45,766	4,356,923
Chubb Ltd.	9,848	3,356,789
Cincinnati Financial Corp.	4,274	700,851
Citigroup, Inc.	49,231	5,424,764
Citizens Financial Group, Inc.	11,994	721,919
CME Group, Inc.	9,958	3,181,581
Coinbase Global, Inc. Class A (a)	6,500	1,143,025
Corpay, Inc. (a)	2,065	671,332
Erie Indemnity Co. Class A	800	215,552
Everest Group Ltd.	1,158	388,497
FactSet Research Systems, Inc. (b)	1,101	238,708
Fidelity National Information Services, Inc.	14,914	760,017
Fifth Third Bancorp	24,710	1,222,404
Fiserv, Inc. (a)	14,861	925,692
Franklin Resources, Inc.	8,351	221,636
Global Payments, Inc.	5,757	440,180
Globe Life, Inc.	2,184	317,248
Goldman Sachs Group, Inc.	8,163	7,016,670
Hartford Insurance Group, Inc.	7,167	1,009,329
Huntington Bancshares, Inc.	55,814	937,675
Interactive Brokers Group, Inc. Class A	12,700	904,113
Intercontinental Exchange, Inc.	15,739	2,583,242
Invesco Ltd.	12,289	322,709
Jack Henry & Associates, Inc.	1,680	272,933
JPMorgan Chase & Co.	74,359	22,330,008
KeyCorp	26,871	557,305
KKR & Co., Inc.	18,400	1,613,312
Loews Corp.	4,906	539,758
M&T Bank Corp.	4,443	964,042
Marsh & McLennan Cos., Inc.	13,657	2,550,308
Mastercard, Inc. Class A	22,330	11,549,299
MetLife, Inc.	14,423	1,039,466
Moody's Corp.	4,224	2,017,340
Morgan Stanley	32,938	5,484,506
MSCI, Inc.	1,948	1,113,925
Nasdaq, Inc.	11,775	1,031,254
Northern Trust Corp.	5,468	782,416
PayPal Holdings, Inc.	26,127	1,207,329
PNC Financial Services Group, Inc.	10,747	2,282,125
Principal Financial Group, Inc.	5,526	527,291
Progressive Corp.	16,300	3,482,658
Prudential Financial, Inc.	9,906	974,552
Raymond James Financial, Inc.	5,000	765,400
Regions Financial Corp.	25,829	718,821
Robinhood Markets, Inc. Class A (a)	21,577	1,636,615

See accompanying notes to financial statements.
2

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS (continued) February 28, 2026 (Unaudited)

Security Description	Shares	Value
S&P Global, Inc.	8,416	$3,718,862
State Street Corp. (c)	7,533	968,894
Synchrony Financial	9,197	635,605
T. Rowe Price Group, Inc.	5,522	522,547
Travelers Cos., Inc.	6,182	1,908,012
Truist Financial Corp.	34,236	1,688,177
U.S. Bancorp	43,451	2,375,032
Visa, Inc. Class A	46,363	14,842,651
W.R. Berkley Corp.	8,675	621,998
Wells Fargo & Co.	86,622	7,055,362
Willis Towers Watson PLC	2,428	740,953
		201,349,106
HEALTH CARE — 9.9%
Abbott Laboratories	48,055	5,591,199
AbbVie, Inc.	48,142	11,172,795
Agilent Technologies, Inc.	7,636	926,858
Align Technology, Inc. (a)	1,772	336,857
Amgen, Inc.	14,651	5,686,932
Baxter International, Inc. (b)	13,909	283,326
Becton Dickinson & Co.	7,750	1,367,720
Biogen, Inc. (a)	3,947	757,114
Bio-Techne Corp.	5,004	295,236
Boston Scientific Corp. (a)	40,198	3,089,216
Bristol-Myers Squibb Co.	56,273	3,509,747
Cardinal Health, Inc.	6,770	1,551,887
Cencora, Inc.	5,272	1,961,922
Centene Corp. (a)	12,896	578,772
Charles River Laboratories International, Inc. (a)	995	177,598
Cigna Group	7,393	2,142,639
Cooper Cos., Inc. (a)	5,600	468,552
CVS Health Corp.	35,314	2,821,589
Danaher Corp.	17,156	3,613,740
DaVita, Inc. (a)	1,072	167,554
Dexcom, Inc. (a)	10,020	735,769
Edwards Lifesciences Corp. (a)	16,408	1,418,800
Elevance Health, Inc.	6,122	1,959,040
Eli Lilly & Co.	21,676	22,802,935
GE HealthCare Technologies, Inc.	12,695	1,069,808
Gilead Sciences, Inc.	33,660	5,013,657
HCA Healthcare, Inc.	4,470	2,367,759
Henry Schein, Inc. (a)	3,000	247,170
Hologic, Inc. (a)	6,758	509,283
Humana, Inc.	3,465	660,221
IDEXX Laboratories, Inc. (a)	2,189	1,437,582
Incyte Corp. (a)	4,600	465,842
Insulet Corp. (a)	2,000	493,220
Intuitive Surgical, Inc. (a)	9,656	4,861,893
IQVIA Holdings, Inc. (a)	4,473	799,817
Johnson & Johnson	66,155	16,434,887
Labcorp Holdings, Inc.	2,274	657,459
McKesson Corp.	3,399	3,356,071
Medtronic PLC	34,739	3,392,611
Merck & Co., Inc.	68,336	8,461,363
Security Description	Shares	Value
Mettler-Toledo International, Inc. (a)	590	$806,347
Moderna, Inc. (a)	8,600	460,702
Molina Healthcare, Inc. (a)	997	153,588
Pfizer, Inc.	156,729	4,333,557
Quest Diagnostics, Inc.	3,310	701,422
Regeneron Pharmaceuticals, Inc.	2,730	2,133,959
ResMed, Inc.	4,089	1,047,847
Revvity, Inc. (b)	3,190	313,609
Solventum Corp. (a)	4,617	342,581
STERIS PLC	2,854	720,207
Stryker Corp.	9,485	3,675,058
Thermo Fisher Scientific, Inc.	10,255	5,343,983
UnitedHealth Group, Inc.	24,731	7,252,860
Universal Health Services, Inc. Class B	1,600	329,760
Vertex Pharmaceuticals, Inc. (a)	7,062	3,508,613
Viatris, Inc.	33,637	502,200
Waters Corp. (a)	2,615	835,179
West Pharmaceutical Services, Inc.	2,070	526,484
Zimmer Biomet Holdings, Inc.	5,927	583,454
Zoetis, Inc.	11,889	1,558,648
		158,776,498
INDUSTRIALS — 9.2%
3M Co.	14,669	2,425,079
A.O. Smith Corp.	3,300	257,400
Allegion PLC	2,315	373,062
AMETEK, Inc.	6,276	1,501,345
Automatic Data Processing, Inc.	10,934	2,343,812
Axon Enterprise, Inc. (a)	2,100	1,139,040
Boeing Co. (a)	21,298	4,845,934
Broadridge Financial Solutions, Inc.	3,400	631,958
Builders FirstSource, Inc. (a)	2,700	281,583
Carrier Global Corp.	21,625	1,392,650
Caterpillar, Inc.	12,807	9,513,424
CH Robinson Worldwide, Inc.	3,397	629,294
Cintas Corp.	9,588	1,928,434
Comfort Systems USA, Inc.	960	1,372,195
Copart, Inc. (a)	25,624	976,018
CSX Corp.	49,733	2,123,102
Cummins, Inc.	3,834	2,238,558
Deere & Co.	6,812	4,289,585
Delta Air Lines, Inc.	17,449	1,146,399
Dover Corp.	3,475	783,613
Eaton Corp. PLC	10,493	3,944,529
EMCOR Group, Inc.	1,300	942,006
Emerson Electric Co.	15,076	2,272,707
Equifax, Inc.	3,439	718,613
Expeditors International of Washington, Inc.	3,367	488,316
Fastenal Co.	32,338	1,488,842
FedEx Corp.	5,936	2,297,232
Fortive Corp.	7,691	455,307

See accompanying notes to financial statements.
3

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS (continued) February 28, 2026 (Unaudited)

Security Description	Shares	Value
GE Vernova, Inc.	7,384	$6,450,662
Generac Holdings, Inc. (a)	1,423	320,702
General Dynamics Corp.	6,870	2,452,934
General Electric Co.	28,699	9,822,520
Honeywell International, Inc.	17,220	4,194,620
Howmet Aerospace, Inc.	11,129	2,921,696
Hubbell, Inc.	1,480	757,212
Huntington Ingalls Industries, Inc. (b)	919	408,514
IDEX Corp.	2,284	478,429
Illinois Tool Works, Inc.	7,201	2,092,827
Ingersoll Rand, Inc.	10,406	979,621
Jacobs Solutions, Inc.	3,016	415,786
JB Hunt Transport Services, Inc.	2,217	517,470
Johnson Controls International PLC	16,431	2,370,993
L3Harris Technologies, Inc.	4,931	1,797,547
Leidos Holdings, Inc.	3,500	612,850
Lennox International, Inc.	800	455,952
Lockheed Martin Corp.	5,500	3,619,440
Masco Corp.	5,915	423,632
Nordson Corp.	1,237	362,985
Norfolk Southern Corp.	6,285	1,978,141
Northrop Grumman Corp.	3,697	2,678,033
Old Dominion Freight Line, Inc.	5,100	1,035,555
Otis Worldwide Corp.	11,113	1,028,619
PACCAR, Inc.	14,019	1,767,656
Parker-Hannifin Corp.	3,395	3,426,166
Paychex, Inc.	9,263	867,480
Paycom Software, Inc. (b)	1,322	166,347
Pentair PLC	4,363	432,766
Quanta Services, Inc.	4,154	2,339,034
Republic Services, Inc.	5,257	1,203,853
Rockwell Automation, Inc.	3,103	1,264,317
Rollins, Inc.	8,825	537,354
RTX Corp.	36,597	7,415,284
Snap-on, Inc.	1,446	557,028
Southwest Airlines Co.	14,527	715,600
Stanley Black & Decker, Inc.	4,068	351,841
Textron, Inc.	4,963	489,600
Trane Technologies PLC	6,160	2,847,891
TransDigm Group, Inc.	1,559	2,031,050
Uber Technologies, Inc. (a)	56,500	4,261,230
Union Pacific Corp.	16,039	4,250,014
United Airlines Holdings, Inc. (a)	8,917	947,877
United Parcel Service, Inc. Class B	20,334	2,357,931
United Rentals, Inc.	1,787	1,501,080
Veralto Corp.	6,685	651,320
Verisk Analytics, Inc.	3,825	793,955
Waste Management, Inc.	10,338	2,489,804
Westinghouse Air Brake Technologies Corp.	4,782	1,262,209
WW Grainger, Inc.	1,211	1,386,268
Xylem, Inc.	6,934	898,369
		148,190,101
Security Description	Shares	Value
INFORMATION TECHNOLOGY — 32.4%
Accenture PLC Class A	16,966	$3,541,144
Adobe, Inc. (a)	11,380	2,986,226
Advanced Micro Devices, Inc. (a)	44,468	8,902,938
Akamai Technologies, Inc. (a)	4,184	411,664
Amphenol Corp. Class A	33,630	4,911,998
Analog Devices, Inc.	13,291	4,728,805
Apple, Inc.	404,544	106,872,434
Applied Materials, Inc.	21,674	8,069,230
AppLovin Corp. Class A (a)	7,360	3,199,907
Arista Networks, Inc. (a)	28,408	3,792,468
Autodesk, Inc. (a)	5,989	1,472,515
Broadcom, Inc.	129,162	41,273,717
Cadence Design Systems, Inc. (a)	7,627	2,298,778
CDW Corp.	3,547	435,004
Ciena Corp. (a)	3,900	1,359,930
Cisco Systems, Inc.	107,222	8,519,860
Cognizant Technology Solutions Corp. Class A	13,097	843,840
Corning, Inc.	21,676	3,259,637
Crowdstrike Holdings, Inc. Class A (a)	6,980	2,596,420
Datadog, Inc. Class A (a)	9,300	1,041,228
Dell Technologies, Inc. Class C	8,200	1,214,256
EPAM Systems, Inc. (a)	1,468	206,988
F5, Inc. (a)	1,755	476,237
Fair Isaac Corp. (a)	670	944,271
First Solar, Inc. (a)	2,800	552,160
Fortinet, Inc. (a)	16,673	1,317,667
Gartner, Inc. (a)	2,100	330,120
Gen Digital, Inc.	15,519	350,264
GoDaddy, Inc. Class A (a)	4,064	354,218
Hewlett Packard Enterprise Co.	36,733	788,657
HP, Inc.	26,092	495,487
Intel Corp. (a)	122,232	5,575,001
International Business Machines Corp.	25,580	6,144,572
Intuit, Inc.	7,703	3,150,758
Jabil, Inc.	3,130	829,419
Keysight Technologies, Inc. (a)	4,514	1,387,288
KLA Corp.	3,568	5,439,594
Lam Research Corp.	34,550	8,080,899
Microchip Technology, Inc.	15,512	1,157,816
Micron Technology, Inc.	30,690	12,655,635
Microsoft Corp.	203,450	79,902,953
Monolithic Power Systems, Inc.	1,287	1,470,706
Motorola Solutions, Inc.	4,554	2,196,212
NetApp, Inc.	5,587	553,281
NVIDIA Corp.	665,335	117,890,709
NXP Semiconductors NV	6,700	1,520,967
ON Semiconductor Corp. (a)	11,316	752,288
Oracle Corp.	46,072	6,698,869
Palantir Technologies, Inc. Class A (a)	62,962	8,637,757
Palo Alto Networks, Inc. (a)	21,732	3,236,329

See accompanying notes to financial statements.
4

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS (continued) February 28, 2026 (Unaudited)

Security Description	Shares	Value
PTC, Inc. (a)	3,479	$544,777
Qnity Electronics, Inc.	5,801	735,335
QUALCOMM, Inc.	29,526	4,203,321
Roper Technologies, Inc.	2,991	1,046,042
Salesforce, Inc.	26,220	5,107,394
Sandisk Corp. (a)	3,900	2,477,904
Seagate Technology Holdings PLC	5,721	2,333,253
ServiceNow, Inc. (a)	28,190	3,044,802
Skyworks Solutions, Inc.	3,543	211,092
Super Micro Computer, Inc. (a) (b)	13,900	450,221
Synopsys, Inc. (a)	4,991	2,066,274
TE Connectivity PLC	8,054	1,853,628
Teledyne Technologies, Inc. (a)	1,353	921,528
Teradyne, Inc.	4,298	1,375,489
Texas Instruments, Inc.	25,053	5,313,992
Trimble, Inc. (a)	6,891	460,801
Tyler Technologies, Inc. (a)	1,244	441,234
VeriSign, Inc.	2,490	567,571
Western Digital Corp.	9,217	2,577,995
Workday, Inc. Class A (a)	5,800	775,808
Zebra Technologies Corp. Class A (a)	1,347	301,674
		521,639,256
MATERIALS — 2.1%
Air Products & Chemicals, Inc.	6,148	1,694,819
Albemarle Corp.	3,230	577,104
Amcor PLC (b)	13,661	661,602
Avery Dennison Corp.	2,281	447,874
Ball Corp.	6,526	438,090
CF Industries Holdings, Inc.	4,861	483,864
Corteva, Inc.	18,661	1,495,119
CRH PLC	18,700	2,243,626
Dow, Inc.	17,791	546,718
DuPont de Nemours, Inc.	11,602	580,564
Ecolab, Inc.	7,002	2,159,067
Freeport-McMoRan, Inc.	40,129	2,731,982
International Flavors & Fragrances, Inc.	6,317	519,447
International Paper Co.	14,512	631,998
Linde PLC	12,726	6,465,826
LyondellBasell Industries NV Class A	7,022	403,906
Martin Marietta Materials, Inc.	1,702	1,151,522
Mosaic Co.	9,816	273,278
Newmont Corp.	30,077	3,910,010
Nucor Corp.	6,349	1,123,011
Packaging Corp. of America	2,200	510,708
PPG Industries, Inc.	6,094	751,207
Sherwin-Williams Co.	6,304	2,285,767
Smurfit Westrock PLC	13,453	632,426
Steel Dynamics, Inc.	3,500	675,955
Vulcan Materials Co.	3,690	1,143,900
		34,539,390
Security Description	Shares	Value
REAL ESTATE — 2.0%
Alexandria Real Estate Equities, Inc. REIT	4,770	$257,771
American Tower Corp. REIT	12,760	2,448,134
AvalonBay Communities, Inc. REIT	3,528	625,267
BXP, Inc. REIT	4,739	272,872
Camden Property Trust REIT	2,729	295,660
CBRE Group, Inc. Class A (a)	8,337	1,231,041
CoStar Group, Inc. (a)	12,153	542,388
Crown Castle, Inc. REIT	12,119	1,085,135
Digital Realty Trust, Inc. REIT	8,762	1,552,626
Equinix, Inc. REIT	2,680	2,611,017
Equity Residential REIT	9,682	611,999
Essex Property Trust, Inc. REIT	1,975	503,842
Extra Space Storage, Inc. REIT	5,994	905,274
Federal Realty Investment Trust REIT	1,900	206,663
Healthpeak Properties, Inc. REIT	20,531	362,988
Host Hotels & Resorts, Inc. REIT	18,459	361,612
Invitation Homes, Inc. REIT	15,523	408,876
Iron Mountain, Inc. REIT	8,374	907,155
Kimco Realty Corp. REIT	20,350	479,243
Mid-America Apartment Communities, Inc. REIT	3,264	436,919
Prologis, Inc. REIT	25,890	3,691,137
Public Storage REIT	4,446	1,365,189
Realty Income Corp. REIT	25,500	1,708,500
Regency Centers Corp. REIT	4,363	344,677
SBA Communications Corp. REIT	2,965	596,439
Simon Property Group, Inc. REIT	8,741	1,781,853
UDR, Inc. REIT	6,900	258,750
Ventas, Inc. REIT	13,102	1,128,868
VICI Properties, Inc. REIT	29,766	899,231
Welltower, Inc. REIT	18,581	3,848,497
Weyerhaeuser Co. REIT	21,067	516,774
		32,246,397
UTILITIES — 2.5%
AES Corp.	21,959	379,451
Alliant Energy Corp.	7,500	542,550
Ameren Corp.	7,640	865,459
American Electric Power Co., Inc.	14,938	1,999,003
American Water Works Co., Inc.	5,387	732,794
Atmos Energy Corp.	4,300	803,197
CenterPoint Energy, Inc.	17,886	778,041
CMS Energy Corp.	8,501	663,673
Consolidated Edison, Inc.	10,372	1,167,057
Constellation Energy Corp.	8,395	2,769,343
Dominion Energy, Inc.	22,411	1,415,031
DTE Energy Co.	5,759	853,714
Duke Energy Corp.	21,405	2,800,844

See accompanying notes to financial statements.
5

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS (continued) February 28, 2026 (Unaudited)

Security Description	Shares	Value
Edison International	11,249	$840,750
Entergy Corp.	12,184	1,305,028
Evergy, Inc.	6,074	508,151
Eversource Energy	10,196	777,037
Exelon Corp.	27,864	1,378,432
FirstEnergy Corp.	14,960	765,354
NextEra Energy, Inc.	57,374	5,379,960
NiSource, Inc.	14,178	670,619
NRG Energy, Inc.	5,298	948,130
PG&E Corp.	58,449	1,110,531
Pinnacle West Capital Corp. (b)	2,969	297,791
PPL Corp.	20,604	803,144
Public Service Enterprise Group, Inc.	13,970	1,202,398
Sempra	18,152	1,747,493
Southern Co.	30,052	2,926,464
Vistra Corp.	8,800	1,530,232
WEC Energy Group, Inc.	9,270	1,084,219
Xcel Energy, Inc.	16,624	1,385,777
		40,431,667
TOTAL COMMON STOCKS (Cost $247,014,574)		1,610,679,289
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.67% (d) (e)	100	100
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (c) (f)	2,356,854	$2,356,854
TOTAL SHORT-TERM INVESTMENTS (Cost $2,356,954)		2,356,954
TOTAL INVESTMENTS — 100.2% (Cost $249,371,528)		1,613,036,243
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(2,874,486)
NET ASSETS — 100.0%		$1,610,161,757
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at February 28, 2026.
(c)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended February 28, 2026 are shown in the Affiliate Table below.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended February 28, 2026 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at February 28, 2026.
(f)	Investment of cash collateral for securities loaned.
Abbreviations:
REIT	Real Estate Investment Trust

At February 28, 2026, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	15	03/20/2026	$5,209,512	$5,165,495	$(44,017)
During the period ended February 28, 2026, the average notional value related to futures contracts was $5,109,884.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of February 28, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,610,679,289	$—	$—	$1,610,679,289
Short-Term Investments	2,356,954	—	—	2,356,954
TOTAL INVESTMENTS	$1,613,036,243	$—	$—	$1,613,036,243
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(44,017)	$—	$—	$(44,017)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(44,017)	$—	$—	$(44,017)
See accompanying notes to financial statements.
6

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS (continued) February 28, 2026 (Unaudited)

Affiliate Table
	Number of Shares Held at 8/31/25	Value at 8/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 2/28/26	Value at 2/28/26	Dividend Income
State Street Corp.	8,533	$981,039	$—	$113,223	$87,473	$13,605	7,533	$968,894	$12,655
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,437,430	1,437,430	57,133,463	58,570,793	—	—	100	100	43,501
State Street Navigator Securities Lending Portfolio II	3,607,169	3,607,169	18,209,184	19,459,499	—	—	2,356,854	2,356,854	1,891
Total		$6,025,638	$75,342,647	$78,143,515	$87,473	$13,605		$3,325,848	$58,047
See accompanying notes to financial statements.
7

State Street S&P 500 Index Fund
Statement of Assets and Liabilities
February 28, 2026 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value*	$1,609,710,395
Investments in affiliated issuers, at value	3,325,848
Total Investments	1,613,036,243
Net cash at broker	418,716
Receivable for fund shares sold	79,848
Dividends receivable — unaffiliated issuers	1,481,776
Dividends receivable — affiliated issuers	5,473
Securities lending income receivable — unaffiliated issuers	65
Securities lending income receivable — affiliated issuers	189
Receivable for foreign taxes recoverable	2,318
Prepaid expenses and other assets	11,390
TOTAL ASSETS	1,615,036,018
LIABILITIES
Due to custodian	1,595,408
Payable upon return of securities loaned	2,356,854
Payable for fund shares repurchased	327,627
Payable to broker – accumulated variation margin on open futures contracts	42,762
Advisory fee payable	186,825
Custodian fees payable	65,180
Administration fees payable	41,964
Shareholder servicing fee payable	29,739
Distribution fees payable	45,848
Trustees’ fees and expenses payable	295
Transfer agent fees payable	60,629
Registration and filing fees payable	100
Professional fees payable	39,462
Printing and postage fees payable	62,363
Accrued expenses and other liabilities	19,205
TOTAL LIABILITIES	4,874,261
NET ASSETS	$1,610,161,757
NET ASSETS CONSIST OF:
Paid-in capital	$203,745,626
Total distributable earnings (loss)	1,406,416,131
NET ASSETS	$1,610,161,757
NET ASSET VALUE PER SHARE
Net asset value per share	$281.36
Shares outstanding (unlimited amount authorized, $0.01 par value)	5,722,822
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$246,820,600
Investments in affiliated issuers	2,550,928
Total cost of investments	$249,371,528
* Includes investments in securities on loan, at value	$2,935,025
See accompanying notes to financial statements.
8

State Street S&P 500 Index Fund
Statement of Operations
For the Six Months Ended February 28, 2026 (Unaudited)

INVESTMENT INCOME
Interest income — unaffiliated issuers	$6,920
Dividend income — unaffiliated issuers	9,782,054
Dividend income — affiliated issuers	56,156
Unaffiliated securities lending income	48
Affiliated securities lending income	1,891
Foreign taxes withheld	(2,190)
TOTAL INVESTMENT INCOME (LOSS)	9,844,879
EXPENSES
Advisory fee	241,884
Administration fees	403,139
Shareholder servicing fees	193,507
Distribution fees	298,323
Custodian fees	38,282
Trustees’ fees and expenses	13,919
Transfer agent fees	83,582
Registration and filing fees	40,244
Professional fees and expenses	24,190
Printing and postage fees	37,155
Insurance expense	2,223
Miscellaneous expenses	19,027
TOTAL EXPENSES	1,395,475
Expenses waived/reimbursed by the Adviser	(129,618)
NET EXPENSES	1,265,857
NET INVESTMENT INCOME (LOSS)	$8,579,022
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	81,949,571
Investments — affiliated issuers	87,473
Futures contracts	569,970
Net realized gain (loss)	82,607,014
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	19,758,188
Investments — affiliated issuers	13,605
Futures contracts	(344,941)
Net change in unrealized appreciation/depreciation	19,426,852
NET REALIZED AND UNREALIZED GAIN (LOSS)	102,033,866
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$110,612,888
See accompanying notes to financial statements.
9

State Street S&P 500 Index Fund
Statements of Changes in Net Assets

	Six Months Ended 2/28/26 (Unaudited)	Year Ended 8/31/25
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$8,579,022	$17,638,447
Net realized gain (loss)	82,607,014	112,386,906
Net change in unrealized appreciation/depreciation	19,426,852	92,047,225
Net increase (decrease) in net assets resulting from operations	110,612,888	222,072,578
Distributions to shareholders	(117,677,310)	(133,943,905)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	40,046,175	130,670,057
Reinvestment of distributions	114,705,080	131,139,786
Cost of shares redeemed	(132,175,860)	(273,063,542)
Net increase (decrease) in net assets from beneficial interest transactions	22,575,395	(11,253,699)
Net increase (decrease) in net assets during the period	15,510,973	76,874,974
Net assets at beginning of period	1,594,650,784	1,517,775,810
NET ASSETS AT END OF PERIOD	$1,610,161,757	$1,594,650,784
SHARES OF BENEFICIAL INTEREST:
Shares sold	138,322	495,763
Reinvestment of distributions	407,904	501,731
Shares redeemed	(456,066)	(1,038,820)
Net increase (decrease)	90,160	(41,326)
See accompanying notes to financial statements.
10

State Street S&P 500 Index Fund
Financial Highlights
Selected data for a share outstanding throughout each period

	Six Months Ended 2/28/26 (Unaudited)	Year Ended 8/31/25	Year Ended 8/31/24	Year Ended 8/31/23	Year Ended 8/31/22	Year Ended 8/31/21
Net asset value, beginning of period	$283.11	$267.50	$236.97	$226.34	$286.85	$253.59
Income (loss) from investment operations:
Net investment income (loss) (a)	1.53	3.07	3.22	3.43	3.36	3.43
Net realized and unrealized gain (loss)	18.37	36.67	55.11	28.42	(32.17)	66.60
Total from investment operations	19.90	39.74	58.33	31.85	(28.81)	70.03
Distributions to shareholders from:
Net investment income	(1.51)	(3.18)	(3.33)	(3.43)	(4.54)	(2.88)
Net asset value, end of period	$281.36	$283.11	$267.50	$236.97	$226.34	$286.85
Total return (b)	7.05%	15.69%	26.92%	15.81%	(11.36)%	31.01%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,610,162	$1,594,651	$1,517,776	$1,329,884	$1,370,769	$1,709,109
Ratios to average net assets:
Total expenses	0.17%(c)	0.17%	0.16%	0.17%	0.17%	0.18%
Net expenses	0.16%(c)(d)(e)	0.16%(d)(e)	0.16%(d)(e)	0.16%(d)(e)	0.16%(d)(e)	0.16%(d)(e)
Net investment income (loss)	1.06%(c)(d)(e)	1.16%(d)(e)	1.33%(d)(e)	1.56%(d)(e)	1.31%(d)(e)	1.33%(d)(e)
Portfolio turnover rate	1%(f)	2%	2%	2%	2%	4%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Annualized.
(d)	Reflects amounts waived by the administrator.
(e)	Reflects amounts waived and/or reimbursed by the investment adviser.
(f)	Not annualized.
See accompanying notes to financial statements.
11

SSGA FUNDS
STATE STREET S&P 500 INDEX FUND
Notes to Financial Statements — February 28, 2026 (Unaudited)

1.    Organization
The SSGA Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), is an open-end management investment company.
As of February 28, 2026, the Trust consists of two (2) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board” and each member thereof, a “Trustee”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.001 par value. The financial statements herein relate to the following series (the “Fund”):
Fund	Classes	Commencement of Operations	Diversification Classification
State Street S&P 500 Index Fund	Class N	December 30, 1992	Diversified
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Segment Reporting
The Fund has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through the Fund's investments in accordance with its investment objective. The Fund's chief operating decision maker (“CODM”) is the President of the Trust. The CODM assesses performance based on the Fund's Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. The Fund's Total Return is utilized by the CODM to compare results, including the impact of the Fund's costs, to the Fund's competitors and to the Fund's benchmark index.
3.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund's investments by major category are as follows:
•  Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled
12

SSGA FUNDS
STATE STREET S&P 500 INDEX FUND (continued) Notes to Financial Statements — February 28, 2026 (Unaudited)

investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Fund's investments.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund's investments according to the fair value hierarchy as of February 28, 2026 is disclosed in the Fund's Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from the sale and disposition of investments are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value.
The Fund invests in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Fund’s policy is to record all REIT distributions initially as dividend income and re-designate a portion of the capital or capital gains distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and relative net assets of the Fund within the Trust.
13

SSGA FUNDS
STATE STREET S&P 500 INDEX FUND (continued) Notes to Financial Statements — February 28, 2026 (Unaudited)

Distributions
Distributions from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
4.    Derivative Financial Instruments
Futures Contracts
The Fund may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is included in Net cash at broker on the Statement of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended February 28, 2026, the Fund entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.
The following tables summarize the value of the Fund's derivative instruments as of February 28, 2026, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
	Liability Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street S&P 500 Index Fund
Futures Contracts	$—	$—	$—	$42,762	$—	$42,762
	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street S&P 500 Index Fund
Futures Contracts	$—	$—	$—	$569,970	$—	$569,970
	Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street S&P 500 Index Fund
Futures Contracts	$—	$—	$—	$(344,941)	$—	$(344,941)
14

SSGA FUNDS
STATE STREET S&P 500 INDEX FUND (continued) Notes to Financial Statements — February 28, 2026 (Unaudited)

5.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement with SSGA FM. The Adviser is a wholly-owned subsidiary of State Street Global Advisors, Inc., which itself is a wholly-owned subsidiary of State Street Corporation. For its advisory services, the Fund pays the Adviser a management fee at an annual rate of 0.03% of its average daily net assets. The fees are accrued daily and paid monthly.
The Adviser is contractually obligated until December 31, 2026 to waive up to the full amount of the advisory fee payable by the Fund and/or reimburse the Fund to the extent that total annual Fund operating expenses exceed 0.157% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to December 31, 2026 except with the approval of the Board. During the period ended February 28, 2026, SSGA FM agreed to reimburse fees of $48,990.
Administrator, Sub-Administrator and Custodian Fees
SSGA FM serves as administrator and State Street Bank and Trust Company ("State Street"), an affiliate of the Adviser, serves as custodian and sub-administrator. For its administrative services, the Fund pays SSGA FM a fee at an annual rate of 0.05% of its average daily net assets. The fees are accrued daily and paid monthly. SSGA FM has contractually agreed to waive 0.01% of its administration fee. The waiver may not be terminated or modified except with the approval of the Board and shall continue until at least December 31, 2026. For the period ended February 28, 2026, SSGA FM waived fees in the amount of $80,628.
The Adviser and the Fund each bear a portion of the fee paid to State Street for providing sub-administration and custodian services with respect to the Fund.
Distribution and Shareholder Servicing Fees
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, under which the Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s Class N shares and for services provided to shareholders in that class (the “Plan”).
The Plan calls for payments at an annual rate (based on average daily net assets) of 0.25% of the Fund’s net assets attributable to its Class N shares. In addition to payments under the Plan, the Fund may reimburse the Distributor or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
Additionally, the Board approved a limit of 0.062% of average daily net assets on the amount of Rule 12b-1 fees paid to the Distributor.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Fund, acts as the securities lending agent for the Fund, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers, are paid as follows: If the calendar year to date net proceeds is below a specified threshold across participating affiliated funds, the Fund retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, the Fund retains ninety percent (90%) of the net proceeds and ten percent (10%) of such net proceeds is payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 9 for additional information regarding securities lending.
15

SSGA FUNDS
STATE STREET S&P 500 INDEX FUND (continued) Notes to Financial Statements — February 28, 2026 (Unaudited)

Other Transactions with Affiliates
The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended February 28, 2026 are disclosed in the Fund's Schedule of Investments.
6.    Trustees’ Fees
The fees and expenses of the Trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
7.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, derivative contracts and short term investments) for the period ended February 28, 2026 were as follows:
	Purchases	Sales
State Street S&P 500 Index Fund	$22,107,276	$107,072,636
8.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of August 31, 2025, SSGA FM has analyzed the Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of February 28, 2026, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street S&P 500 Index Fund	$273,704,102	$1,382,236,977	$42,860,819	$1,339,376,158
9.    Securities Lending
The Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Fund will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, the Fund will bear the risk of loss of any cash collateral that it may invest. The Fund
16

SSGA FUNDS
STATE STREET S&P 500 INDEX FUND (continued) Notes to Financial Statements — February 28, 2026 (Unaudited)

receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, the Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of February 28, 2026, and the value of the invested cash collateral are disclosed in the Fund's Statement of Assets and Liabilities. Non-cash collateral is not disclosed in the Fund's Statement of Assets and Liabilities as it is held by the lending agent on behalf of the Fund, and the Fund does not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Fund's Statement of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of the Fund's securities lending agreements and related cash and non-cash collateral received as of February 28, 2026:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
State Street S&P 500 Index Fund	$ 2,935,025	$ 2,356,854	$ 639,117	$ 2,995,971
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of February 28, 2026:
		Remaining Contractual Maturity of the Agreements as of February 28, 2026
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street S&P 500 Index Fund	Common Stocks	$2,356,854	$—	$—	$—	$2,356,854	$2,356,854
10.    Risks
Market Risk
The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Fund and its investments.
New or escalation of hostilities in the Middle East region could disrupt energy production or transportation, including through key shipping routes, which may lead to increased volatility in energy and other commodity prices. The extent and duration of these conflicts, and others around the world, are impossible to predict but could continue to be significant. Market disruption caused by these conflicts, and any countermeasures or responses thereto (including international sanctions, a downgrade in a country's credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact a Fund's performance.
Credit Risk
The Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
17

SSGA FUNDS
STATE STREET S&P 500 INDEX FUND (continued) Notes to Financial Statements — February 28, 2026 (Unaudited)

11.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
18

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Renumeration Paid to Directors, Officers, and Others of Open-End Management Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable to the Registrant.

(b) Not applicable to the Registrant.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable to this filing; this Form N-CSR is a Semi-Annual Report.

(a)(2) Not applicable to the Registrant.

(a)(3) A separate certification for each principal executive and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act.

(a)(4) Not applicable to the Registrant.

(a)(5) Not applicable.

(b) A single certification required by Rule 30a-2(b) under the 1940 Act, Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934, as amended, and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the Registrant.

(101) Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SSGA FUNDS

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President (Principal Executive Officer)

Date:	May 1, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President (Principal Executive Officer)

Date:	May 1, 2026

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer (Principal Financial and Accounting Officer)

Date:	May 1, 2026